Annual Fund Operating Expenses	Jul. 15, 2025
Invesco Core Fixed Income ETF | Invesco Core Fixed Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.25%
Invesco Intermediate Municipal ETF | Invesco Intermediate Municipal ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.35%

[1]	”Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.